Expense Example - NVIT Columbia Overseas Value Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class X Shares 1 Year	Class X Shares 3 Years	Class X Shares 5 Years	Class X Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 3 Years	Class Y Shares 5 Years	Class Y Shares 10 Years	Class Z Shares 1 Year	Class Z Shares 3 Years	Class Z Shares 5 Years	Class Z Shares 10 Years
USD ($)	106	331	574	1,271	131	409	708	1,556	92	287	498	1,108	91	284	493	1,096	117	365	633	1,398